Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Acquisitions [Abstract]
Acquisitions

Note 11 – Acquisitions

Denver Bodega, LLC d/b/a Basis

On March 7, 2022, the Company entered into a Membership Interest Purchase (the “Agreement”) with Henry Springer and Kyle Nowak (collectively the “Sellers”), whereby the Company purchased a majority stake in Denver Bodega, LLC, a Colorado limited liability company whose product is Basis, a direct-to-consumer functional beverage brand that makes high-electrolyte mixes meant to aid hydration. Pursuant to the Agreement, Creatd acquired all of the issued and outstanding membership interests of Denver Bodega, LLC for consideration of one dollar ($1.00), as well as the Company’s payoff, assumption, or satisfaction of certain debts and liabilities.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller	$1
Total purchase price	1

Assets acquired:
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018

Liabilities assumed:
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004

Net liabilities acquired	(178,986)

Excess purchase price	$178,987

The following table provides a summary of the preliminary allocation of the excess purchase price.

Goodwill	$12,691
Trade Names & Trademarks	19,970
Know-How and Intellectual Property	107,633
Customer Relationships	38,693
Excess purchase price	$178,987

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

Orbit Media, LLC

On August 1, 2022 the Company entered into a Membership Interest Purchase (the “Agreement”) with Zachary Shenkman, Wuseok Jung, Wesley Petry, Nicholas Scibilia, Gary Rettig, Brandon Fallin (collectively the “Sellers”), whereby the Company purchased a majority stake in Orbit Media LLC, a New York limited liability company whose product is an app-based stock trading platform designed to empower a new generation of investors, providing users with a like-minded community as well as access to tools, content, and other resources to learn, train, and excel in the financial markets. Pursuant to the Agreement, Creatd acquired fifty one percent (51%) of the issued and outstanding membership interests of Orbit Media LLC for consideration of forty-four thousand dollars ($44,000) in cash and 57,576 shares of the Company’s Common Stock. This transaction was considered to be an acquisition of in-process research and development with no alternative future use. Orbit Media, LLC is part of the Company’s consolidated subsidiaries as of December 31, 2022.

Brave Foods, LLC

On September 13, 2022, the Company acquired 100% of the membership interests of Brave Foods, LLC, a Maine limited liability company for $150,000. Brave is a plant-based food company that provides convenient and healthy breakfast food products.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller	$150,000
Total purchase price	150,000

Assets acquired:
Cash	73,344
Inventory	46,375
Total assets acquired	119,719

Liabilities assumed:
Accounts payable and accrued expenses	1,316
Notes payable	75,000
Total liabilities assumed	76,316

Net assets acquired	43,403
Excess purchase price	$106,596

The excess purchase price amounts are provisional and may be adjusted during the one-year measurement period as required by U.S. GAAP. It is likely that all intangible assets will be reallocated during the measurement period. The following table provides a summary of the allocation of the excess purchase price.

Goodwill	$46,460
Trade Names & Trademarks	16,705
Know-How and Intellectual Property	16,704
Website	16,704
Customer Relationships	10,023
Excess purchase price	$106,596

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

Note 12 – Acquisitions

Plant Camp LLC

On June 1, 2021, the Company, entered into a Membership Interest Purchase Agreement (the “MIPA”) with Angela Hein (“Hein”) and Heidi Brown (“Brown”, and together with Hein, the “Sellers”), pursuant to which the Purchaser acquired 490,863 common units (the “Membership Interests”) of Plant Camp LLC, a Delaware limited liability company (“Plant Camp”) from the Sellers, resulting in the Purchaser owning 33% of the issued and outstanding equity of Plant Camp. The Membership Interests were purchased for $175,000.

On June 4, 2021, the Company, entered into a MIPA with Sellers, pursuant to which the Purchaser acquired 841,005 common units of Plant Camp from the Sellers, resulting in the Purchaser owning a total of 89% of the issued and outstanding equity of Plant Camp. The additional Membership Interests were purchased for $300,000. The acquisition was accounted for as a step acquisition however there was no change in value of the Company’s existing equity interest. The Company utilized the fair value of the consideration to determine the fair value of the existing equity interest based on the total merger consideration offered.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller	$300,000
Fair value of equity investment purchased on June 1, 2021	175,000
Total purchase price	475,000

Assets acquired:
Cash	5,232
Accounts Receivable	7,645
Inventory	19,970
Total assets acquired	32,847

Liabilities assumed:
Accounts payable and accrued expenses	5,309
Deferred Revenue	671
Total liabilities assumed	5,980

Net assets acquired	26,867

Non-controlling interest in consolidated subsidiary	56,865

Excess purchase price	$504,998

The following table provides a summary of the final allocation of the excess purchase price.

Goodwill	$7,198
Trade Names & Trademarks	100,000
Know-How and Intellectual Property	316,500
Website	51,300
Customer Relationships	30,000

Excess purchase price	$504,998

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

WHE Agency, Inc.

On July 20, 2021, the Company entered into a Stock Purchase Agreement to purchase 44% ownership and 55% of voting power of the issued and outstanding shares of WHE Agency, Inc., (“WHE”). The aggregate closing consideration was $1,038,271, which consists of a combination of $144,750 in cash and $893,521 in the form of 224,503 shares of the Company’s restricted common stock at a price of $3.98 per share. Based on the purchase price of $1,038,271 for 44% ownership, the fair value of the non-controlling interest was estimated to be $1,190,000 based on the consideration from the Company.

WHE is a talent management and public relations agency dedicated to the representation and management of family- and lifestyle-focused influencers and digital creators.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller	$144,750
Shares granted to seller	893,521
Total purchase price	1,038,271

Assets acquired:
Cash	26,575
Accounts Receivable	446,272
Total assets acquired	472,847

Liabilities assumed:
Accounts payable and accrued expenses	353,017
Total liabilities assumed	353,017

Net assets acquired	119,830

Non-controlling interest in consolidated subsidiary	1,190,000

Excess purchase price	$2,108,442

The following table provides a summary of the final allocation of the excess purchase price.

Goodwill	$1,349,697
Trade Names & Trademarks	85,945
Non-Compete Agreements	45,190
Influencers / Customers	627,610
Excess purchase price	$2,108,442

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

Dune Inc.

Prior to October 3, 2021, the Company invested $732,297 into Dune See note 6 & 7. Using step acquisition accounting, the Company decreased the value of its existing equity interest to its fair value based on its purchase price on October 3, 2021, resulting in the recognition of an impairment in investment of $424,632, which was included in within our consolidated statements of operations. The Company utilized the fair value of the consideration to determine the fair value of the existing equity interest based on the total merger consideration offered and the Company’s stock price at acquisition.

On October 3, 2021, we, through Creatd Partners, LLC (“Buyer”), entered into a Stock Purchase Agreement (the “Dune Agreement”) with Standard Holdings, Inc. (“SHI”) and Mark De Luca (“De Luca”) (SHI and De Luca, collectively the “Dune Sellers”), and Stephanie Roy Dufault, whereby Buyer purchased a majority stake in Dune, Inc., a Delaware corporation (“Dune”). Pursuant to the Dune Agreement, which closed on October 4, 2021, Buyer acquired a total of 3,905,634 shares of the common stock of Dune (the “Purchased Shares”). The Company issued 163,344 restricted shares of the Company’s common stock to the Dune Sellers.

In addition, pursuant to the Dune Agreement, $50,000 worth of the Company’s common stock issuable to the Dune Sellers on a pro rata basis, priced in accordance with the terms and conditions set forth in the Dune Agreement (the “Indemnification Escrow Amount”), shall be held in escrow and reserved in each Dune Seller’s name by the Company’s transfer agent until such time as release is authorized under the Agreement.

The following sets forth the components of the purchase price:

Purchase price:
Shares granted to seller	$424,698
Fair value of equity investment purchased before October 4, 2021	307,665
Total purchase price	732,363

Assets acquired:
Cash	186,995
Inventory	47,250
Total assets acquired	234,246

Liabilities assumed:
Accounts payable	40,000
Total liabilities assumed	40,000

Net assets acquired	194,246

Non-controlling interest in consolidated subsidiary	720,581

Excess purchase price	$1,258,698

Due to the limited amount of time since the acquisition date, the assets and liabilities of Dune Inc. were recorded based primarily on their acquisition date carrying values. Management believes the estimated fair value of these accounts on the acquisition date approximates their carrying value as reflected in the table above due to the short-term nature of these instruments. The remaining assets and liabilities primarily consisted of goodwill, customer relationships, know how, and tradenames. We will adjust the remaining assets and liabilities to fair value as valuations are completed and we obtain information necessary to complete the analyses, but no later than one year from the acquisition data.

The following table provides a summary of the final allocation of the excess purchase price.

Goodwill	$64,230
Trade Names & Trademarks	208,304
Know-How and Intellectual Property	858,300
Website	127,864
Excess purchase price	$1,258,698

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

Denver Bodega, LLC d/b/a Basis

On March 7, 2022, the Company entered into a Membership Interest Purchase (the “Agreement”) with Henry Springer and Kyle Nowak (collectively the “Sellers”), whereby the Company purchased a majority stake in Denver Bodega, LLC, a Colorado limited liability company whose product is Basis, a direct-to-consumer functional beverage brand that makes high-electrolyte mixes meant to aid hydration. Pursuant to the Agreement, Creatd acquired all of the issued and outstanding membership interests of Denver Bodega, LLC for consideration of one dollar ($1.00), as well as the Company’s payoff, assumption, or satisfaction of certain debts and liabilities.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller	$1
Total purchase price	1

Assets acquired:
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018

Liabilities assumed:
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004

Net liabilities acquired	(178,986)

Excess purchase price	$178,987

The following table provides a summary of the preliminary allocation of the excess purchase price.

Goodwill	$12,691
Trade Names & Trademarks	19,970
Know-How and Intellectual Property	107,633
Customer Relationships	38,693
Excess purchase price	$178,987

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

Orbit Media, LLC

On August 1, 2022 the Company entered into a Membership Interest Purchase (the “Agreement”) with Zachary Shenkman, Wuseok Jung, Wesley Petry, Nicholas Scibilia, Gary Rettig, Brandon Fallin (collectively the “Sellers”), whereby the Company purchased a majority stake in Orbit Media LLC, a New York limited liability company whose product is an app-based stock trading platform designed to empower a new generation of investors, providing users with a like-minded community as well as access to tools, content, and other resources to learn, train, and excel in the financial markets. Pursuant to the Agreement, Creatd acquired fifty one percent (51%) of the issued and outstanding membership interests of Orbit Media LLC for consideration of forty-four thousand dollars ($44,000) in cash and 57,576 shares of the Company’s Common Stock. This transaction was considered to be an acquisition of in-process research and development with no alternative future use. Orbit Media, LLC is part of the Company’s consolidated subsidiaries as of December 31, 2022.

Brave Foods, LLC

On September 13, 2022, the Company acquired 100% of the membership interests of Brave Foods, LLC, a Maine limited liability company for $150,000. Brave is a plant-based food company that provides convenient and healthy breakfast food products.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller	$150,000
Total purchase price	150,000

Assets acquired:
Cash	73,344
Inventory	46,375
Total assets acquired	119,719

Liabilities assumed:
Accounts payable and accrued expenses	1,316
Notes payable	75,000
Total liabilities assumed	76,316

Net assets acquired	43,403
Excess purchase price	$106,596

The excess purchase price amounts are provisional and may be adjusted during the one-year measurement period as required by U.S. GAAP. It is likely that all intangible assets will be reallocated during the measurement period. The following table provides a summary of the allocation of the excess purchase price.

Goodwill	$46,460
Trade Names & Trademarks	16,705
Know-How and Intellectual Property	16,704
Website	16,704
Customer Relationships	10,023

Excess purchase price	$106,596

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

The following presents the unaudited pro-forma combined results of operations of the Company with Plant Camp, WHE, Dune, Denver Bodega, and Brave as if the entities were combined on January 1, 2021.

Year Ended
2021
Revenues	$6,492,696
Net loss attributable to common shareholders	$(44,422,150)
Net loss per share	$(3.43)
Weighted average number of shares outstanding	12,934,549

Year Ended
2022
Revenues	$5,482,827
Net loss attributable to common shareholders	$(36,638,249)
Net loss per share	$(1.66)
Weighted average number of shares outstanding	22,092,836